Restatement of prior period financial statements (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Financial Statements
Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss for the six months ended June 30, 2024

Particulars	As originally filed on September 30, 2024	Current Restatement Adjustments	As Restated	Current Restatement Reference
Revenue	905,813	3,434	909,247	(viii), (ix)
Cost of sales	(933,111)	578	(932,533)	(viii), (ix)
Gross (loss) profit	$(27,298)	$4,012	$(23,286)
Selling, general and administrative expense	(437,840)	(12,625)	(450,465)	(viii), (ix)
Research and development expense	(23,345)	(967)	(24,312)	(viii), (ix)
Other operating income, net	24,034	(2,121)	21,913	(ix)
Operating loss	$(464,449)	$(11,701)	$(476,150)
Finance income	5,606	2,471	8,077	(ix)
Finance expense	(201,427)	2,149	(199,278)	(ix)
Fair value change - Earn-out rights	139,638	—	139,638
Fair value change - Class C Shares	2,500	—	2,500
Share of losses in associates	(4,350)	—	(4,350)
Loss before income taxes	$(522,482)	$(7,081)	$(529,563)
Income tax expense	(17,003)	2,688	(14,315)	(ix)
Net loss	$(539,485)	$(4,393)	$(543,878)
Net loss per share (in U.S. dollars)

Class A - Basic and Diluted	(0.26)	—	(0.26)
Class B - Basic and Diluted	(0.26)	—	(0.26)
Consolidated Statement of Comprehensive Loss
Net loss	(539,485)	(4,393)	(543,878)
Other comprehensive (loss) income:
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	(23,823)	16	(23,807)	(ix)
Total other comprehensive (loss) income	(23,823)	16	(23,807)
Total comprehensive loss	(563,308)	(4,377)	(567,685)

Unaudited Condensed Consolidated Statement of Financial Position as of June 30, 2024

Particulars	As originally filed on September 30, 2024	Current Restatement Adjustments	As Restated	Current Restatement Reference
Assets
Non-current assets
Intangible assets and goodwill	1,458,199	7,703	1,465,902	(viii)
Property, plant and equipment	547,098	9,771	556,869	(vi), (ix)
Vehicles under operating leases	69,178	334	69,512	(viii)
Other non-current assets	27,581	—	27,581
Deferred tax assets	31,759	5,299	37,058	(viii)
Other investments	2,285	—	2,285
Total non-current assets	$2,136,100	$23,107	$2,159,207
Current assets
Cash and cash equivalents	668,911	—	668,911
Trade receivables	145,823	511	146,334	(ix)
Trade receivables - related parties	38,242	—	38,242
Accrued income - related parties	34,135	—	34,135
Inventories	726,017	(11,988)	714,029	(viii)
Current tax assets	14,261	—	14,261
Other current assets	210,248	16,458	226,706	(viii)
Other current assets - related parties	2,904	—	2,904
Total current assets	$1,840,541	$4,981	$1,845,522
Total assets	$3,976,641	$28,088	$4,004,729
Equity
Share capital	(21,169)	—	(21,169)
Other contributed capital	(3,621,261)	(700)	(3,621,961)	(ix)
Foreign currency translation reserve	49,833	(387)	49,446	(viii), (ix)
Accumulated deficit	5,412,129	(6,544)	5,405,585	(viii), (ix)
Total equity	$1,819,532	$(7,631)	$1,811,901
Liabilities
Non-current liabilities
Non-current contract liabilities	(62,097)	2,446	(59,651)	(ix)
Deferred tax liabilities	(3,530)	—	(3,530)
Other non-current provisions	(97,772)	(26)	(97,798)	(ix)
Other non-current liabilities	(48,119)	(3,777)	(51,896)	(ix)

Earn-out liability	(15,764)	—	(15,764)
Non-current liabilities to credit institutions	(947,289)	11,072	(936,217)	(viii)
Other non-current interest-bearing liabilities	(43,248)	—	(43,248)
Other non-current interest-bearing liabilities - related parties	(1,384,056)	(16,039)	(1,400,095)	(viii)
Total non-current liabilities	$(2,601,875)	$(6,324)	$(2,608,199)
Current liabilities
Trade payables	(80,967)	—	(80,967)
Trade payables - related parties	(401,416)	(2,817)	(404,233)	(viii), (ix)
Accrued expenses - related parties	(208,296)	9,326	(198,970)	(viii), (ix)
Advance payments from customers	(18,694)	—	(18,694)
Current provisions	(87,097)	1,604	(85,493)	(ix)
Current liabilities to credit institutions	(1,536,819)	(2,512)	(1,539,331)	(ix)
Current tax liabilities	(7,149)	997	(6,152)	(viii)
Interest-bearing current liabilities	(16,857)	—	(16,857)
Interest-bearing current liabilities - related parties	(102,264)	12,294	(89,970)	(ix)
Current contract liabilities	(109,975)	58,882	(51,093)	(ix)
Class C Shares liability	(3,500)	—	(3,500)
Other current liabilities	(599,887)	(91,157)	(691,044)	(vi), (viii), (ix)
Other current liabilities - related parties	(21,377)	(750)	(22,127)	(ix)
Total current liabilities	$(3,194,298)	$(14,133)	$(3,208,431)
Total liabilities	$(5,796,173)	$(20,457)	$(5,816,630)
Total equity and liabilities	$(3,976,641)	$(28,088)	$(4,004,729)
Unaudited Condensed Consolidated Statement of Cash Flows as of June 30, 2024

Particulars	As originally filed on September 30, 2024	Current Restatement Adjustments	As Restated	Current Restatement Reference
Cash flows from operating activities
Net loss	(539,485)	(4,393)	(543,878)	(ix)
Adjustments to reconcile net loss to net cash flows:	—	—	—
Depreciation and amortization expense	22,371	398	22,769	(viii)
Warranty provisions	8,612	85	8,697	(ix)
Impairment of inventory	27,132	4,550	31,682	(ix)
Finance income	(5,606)	(2,471)	(8,077)	(ix)
Finance expense	201,427	(2,149)	199,278	(viii), (ix)
Fair value change - Earn-out rights	(139,638)	—	(139,638)
Fair value change - Class C Shares	(2,500)	—	(2,500)
Income tax expense	17,003	(2,688)	14,315	(ix)
Share of losses in associates	4,350	—	4,350
Loss on derecognition and disposal of property, plant, and equipment and intangible assets	—	—	—
Litigation provisions	—	2,784	2,784	(ix)
Other provisions	13,321	2,505	15,826	(ix)
Unrealized exchange gain on trade payables	(5,629)	—	(5,629)
Other non-cash expense and income	6,627	1,000	7,627	(ix)
Change in operating assets and liabilities:	—	—	—
Inventories	163,488	(2,675)	160,813	(viii), (ix)
Contract liabilities	1,913	22,291	24,204	(viii)

Trade receivables, prepaid expenses, and other assets	115,560	(16,937)	98,623	(viii), (ix)
Trade payables, accrued expenses, and other liabilities	97,113	(100,309)	(3,196)	(vii), (viii), (ix)
Interest received	5,606	—	5,606
Interest paid	(146,199)	—	(146,199)
Taxes paid	(15,128)	—	(15,128)
Cash used for operating activities	$(169,662)	$(98,009)	$(267,671)
Cash flows from investing activities
Additions to property, plant, and equipment	(83,884)	—	(83,884)
Additions to intangible assets	(236,935)	103,886	(133,049)	(vii), (ix)
Additions to investment in associates	(34,300)	—	(34,300)
Additions to other non-current assets	—	(21,490)	(21,490)	(viii)
Proceeds from sale of property, plant, and equipment	34	—	34
Cash used for investing activities	$(355,085)	$82,396	$(272,689)
Cash flows from financing activities
Change in restricted deposits	(20,369)	20,369	—	(viii)
Proceeds from short-term borrowings	394,640	(6,220)	388,420	(viii), (ix)
Proceeds from long-term borrowings	950,632	2,122	952,754	(viii)
Repayments of borrowings	(867,249)	—	(867,249)
Repayments of lease liabilities	(12,534)	—	(12,534)
Cash provided by financing activities	$445,120	$16,271	$461,391
Effect of foreign exchange rate changes on cash and cash equivalents	(20,389)	5	(20,384)	(ix)
Net (decrease) increase in cash and cash equivalents	$(100,016)	$663	$(99,353)	(ix)
Cash and cash equivalents at the beginning of the period	$768,927	$(663)	$768,264	(ix)
Cash and cash equivalents at the end of the period	$668,911	$—	$668,911
Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss for the six months ended June 30, 2023

Particulars	As originally filed on September 30, 2024	Restatement in withdrawn financial statements	As originally restated	Restatement adjustments for Amended 6-K	As Restated	Prior Restatement Reference	Current Restatement Reference
Revenue	1,231,265	6,370	1,237,635	(1,270)	1,236,365	(i),(ii),(iv)	(viii)
Cost of sales	(1,213,654)	(2,366)	(1,216,020)	1,270	(1,214,750)	(i),(ii),(iii),(iv)	(viii)
Gross profit	$17,611	$4,004	$21,615	$—	$21,615
Selling, general and administrative expense	(448,632)	(25,975)	(474,607)	—	(474,607)	(i),(ii),(iv)
Research and development expense	(81,311)	(1,739)	(83,050)	—	(83,050)	(ii),(iii)
Other operating expense, net	38,581	(22)	38,559	—	38,559	(i)
Operating loss	$(473,751)	$(23,732)	$(497,483)	$—	$(497,483)
Finance income	12,489	—	12,489	—	12,489
Finance expense	(90,516)	(2,140)	(92,656)	(2,307)	(94,963)	(i),(iv)	(ix)

Fair value change - Earn-out rights	232,995	—	232,995	—	232,995
Fair value change - Class C Shares	10,750	—	10,750	—	10,750
Loss before income taxes	$(308,033)	$(25,872)	$(333,905)	$(2,307)	$(336,212)
Income tax expense	(5,002)	(1,923)	(6,925)	1,594	(5,331)	(iv),(v)	(viii), (ix)
Net loss	$(313,035)	$(27,795)	$(340,830)	$(713)	$(341,543)
Net loss per share (in U.S. dollars)
Class A - Basic and Diluted	(0.15)	(0.01)	(0.16)	—	(0.16)
Class B - Basic and Diluted	(0.15)	(0.01)	(0.16)	—	(0.16)

Consolidated Statement of Comprehensive Loss

Net loss	(313,035)	(27,795)	(340,830)	(713)	(341,543)
Other comprehensive income:
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	(26,735)	(923)	(27,658)	156	(27,502)	(i), (ii), (iii), (iv), (v)	(ix)
Total other comprehensive (loss) income	(26,735)	(923)	(27,658)	156	(27,502)
Total comprehensive loss	$(339,770)	$(28,718)	$(368,488)	$(557)	$(369,045)
Unaudited Condensed Consolidated Statement of Cash Flows for the six months ended June 30, 2023

Particulars	As originally filed on September 30, 2024	Restatement in withdrawn financial statements	As originally restated	Restatement adjustments for Amended 6-K	As Restated	Prior Restatement Reference	Current Restatement Reference
Cash flows from operating activities
Net loss	(313,035)	(27,795)	(340,830)	(713)	(341,543)	(i), (ii), (iii), (iv), (v)	(ix)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization	57,074	(3,870)	53,204	—	53,204	(i), (ii), (iii)
Warranties	36,003	(1,384)	34,619	(3)	34,616	(i)	(ix)
Impairment of inventory	11,795	—	11,795	—	11,795
Finance income	(12,489)	-	(12,489)	—	(12,489)
Finance expense	90,516	2,140	92,656	2,307	94,963	(i), (iv)	(viii), (ix)

Fair value change - Earn-out rights	(232,995)	-	(232,995)	—	(232,995)
Fair value change - Class C Shares	(10,750)	-	(10,750)	—	(10,750)
Income tax expense	5,002	1,923	6,925	(1,594)	5,331	(iv), (v)	(viii), (ix)
Disposals and derecognition of property plant and equipment and intangible assets	—	2,070	2,070	—	2,070	(iv)
Other provisions	-	14,873	14,873	—	14,873	(iv)
Unrealized Exchange Gain/Loss Operating Payables	-	(5,022)	(5,022)	—	(5,022)	(iv)
Other non-cash expense and income	19,252	(11,855)	7,397	—	7,397	(iv)
Change in operating assets and liabilities:	—	—	—	—	—
Inventories	(206,373)	17,172	(189,201)	—	(189,201)	(i), (iii), (iv)
Contract liabilities	24,673	(3,510)	21,163	5,792	26,955	(i), (ii), (iv)	(viii)
Trade receivables, prepaid expenses, and other assets	72,372	(3,684)	68,688	(8,354)	60,334	(i), (iv)	(viii)
Trade payables, accrued expenses, and other liabilities	(154,206)	19,440	(134,766)	(3,939)	(138,705)	(i), (ii), (iii), (iv)	(viii), (ix)
Interest received	12,489	—	12,489	—	12,489
Interest paid	(48,667)	-	(48,667)	—	(48,667)
Taxes paid	(11,401)	-	(11,401)	—	(11,401)
Cash used for operating activities	$(660,740)	$498	$(660,242)	$(6,504)	$(666,746)
Cash flows from investing activities
Additions to property, plant, and equipment	(42,948)	—	(42,948)	—	(42,948)
Additions to intangible assets	(239,850)	1,920	(237,930)	—	(237,930)	(iii)
Proceeds from the sale of property, plant and equipment	1,710	—	1,710	—	1,710
Cash used for investing activities	$(281,088)	$1,920	$(279,168)	$—	$(279,168)
Cash flows from financing activities
Proceeds from short-term borrowings	1,671,964	—	1,671,964	6,417	1,678,381		(viii)
Principal repayments of short-term borrowings	(598,953)	-	(598,953)	—	(598,953)
Principal repayments of lease liabilities	(9,045)	(2,526)	(11,571)	—	(11,571)	(i), (iv)
Cash provided by financing activities	$1,063,966	$(2,526)	$1,061,440	$6,417	$1,067,857
Effect of foreign exchange rate changes on cash and cash equivalents	(38,603)	108	(38,495)	87	(38,408)	(i), (ii), (iii), (iv), (v)	(ix)
Net (decrease) increase in cash and cash equivalents	$83,535	$—	$83,535	$—	$83,535

Cash and cash equivalents at the beginning of the period	$973,877	$—	$973,877	$—	$973,877
Cash and cash equivalents at the end of the period	$1,057,412	$—	$1,057,412	$—	$1,057,412